Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Redeemable Preferred Shares [Abstract]
Schedule of Authorized and Outstanding Shares of Convertible Redeemable Preferred Shares

The table below presents our various series convertible redeemable preferred shares that were authorized and outstanding as of December 31, 2024.

	2024
Series	Authorized	Issued and Outstanding
A-1	16,518,502	15,181,000
A-2	14,244,000	14,244,000
A-3	3,536,099	2,828,899
B-1	13,111,999	13,111,999
B-2	9,090,900	9,090,900
B-3	2,100,000	2,100,000
C	13,684,800	13,684,800
D	15,000,000	12,963,577
	87,286,300	83,205,175

Schedule of Convertible Redeemable Preferred Shares

The following table provides a breakdown of our various series of convertible redeemable preferred shares that are aggregated on our consolidated statements of financial position as well as presents the activity for the years ended December 31, 2025, 2024 and 2023.

	Series A-1 Preferred Shares		Series A-2 Preferred Shares		Series A-3 Preferred Shares		Series B-1 Preferred Shares		Series B-2 Preferred Shares
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Beginning balances as of December 31, 2022	15,181,000	$302,101,880	14,244,000	$288,156,120	2,828,899	$57,426,649	13,111,999	$281,383,499	9,090,900	$208,363,428
Issuance of Preferred Shares	–	–		–	–	–	–	–	–	–
Preferred Share redemption value accretion	–	50,400,940		46,008,120	–	9,052,478	–	37,500,317	–	21,909,069
Balances as of December 31, 2023	15,181,000	352,502,820	14,244,000	334,164,240	2,828,899	66,479,127	13,111,999	318,883,816	9,090,900	230,272,497
Issuance of Preferred Shares	–	–	–	–	–	–	–	–	–	–
Preferred Share redemption value accretion	–	132,985,560	–	122,213,520	–	24,187,086	–	104,371,512	–	65,636,298
Beginning balances as of December 31, 2024	15,181,000	485,488,380	14,244,000	456,377,760	2,828,899	$90,666,213	13,111,999	$423,255,328	9,090,900	$295,908,795
Preferred Shares redemption value accretion	–	5,920,590	–	5,127,840	–	1,018,404	–	3,146,879	–	909,090
Repurchase of preferred shares	–	–	–	–	–	–	–	–	–	–
Conversion of preferred shares to ordinary shares	(15,181,000)	(491,408,970)	(14,244,000)	(461,505,600)	(2,828,899)	(91,684,617)	(13,111,999)	(426,402,207)	(9,090,900)	(296,817,885)
Ending balances as of December 31, 2025	–	$–	–	$–	–	$–	–	$–	–	$–

	Series B-3 Preferred Shares		Series C Preferred Shares		Series D Preferred Shares		Total Preferred Shares
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Beginning balances as of December 31, 2022	2,100,000	$50,379,000	13,684,800	$371,816,016	11,144,336	$406,656,821	81,385,934	$1,966,283,413
Issuance of Preferred Shares	–	–	–	–	603,424	20,000,000	603,424	20,000,000
Preferred Share redemption value accretion	–	5,586,000	–	23,811,552	–	145,811,524	–	340,080,000
Balances as of December 31, 2023	2,100,000	55,965,000	13,684,800	395,627,568	11,747,760	572,468,345	81,989,358	2,326,363,413
Issuance of Preferred Shares	–	–	–	–	1,215,817	40,297,282	1,215,817	40,297,282
Preferred Share redemption value accretion	–	12,810,000	–	62,950,080	–	(30,066,018)	–	495,088,038
Beginning balances as of December 31, 2024	2,100,000	$68,775,000	13,684,800	$458,577,648	12,963,577	$582,699,609	83,205,175	2,861,748,733
Preferred Shares redemption value accretion	–	–	–	(5,063,376)	–	10,643,310	–	21,702,737
Repurchase of preferred shares	–	–	–	–	(3,017,119)	(138,093,537)	(3,017,119)	(138,093,537)
Conversion of preferred shares to ordinary shares	(2,100,000)	(68,775,000)	(13,684,800)	(453,514,272)	(9,946,458)	(455,249,382)	(80,188,056)	(2,745,357,933)
Ending balances as of December 31, 2025	–	$–	–	$–	–	$–	–	$–

Schedule of Aggregate Preferred Shares Series

The following presents the aggregate and per share redemption value of each preferred share series as of December 31, 2024:

	As of December 31, 2024
Series	Total	Per Share
A-1	$485,488,380	$31.98
A-2	456,377,760	$32.04
A-3	90,666,213	$32.05
B-1	423,255,328	$32.28
B-2	295,908,795	$32.55
B-3	68,775,000	$32.75
C-1	458,577,648	$33.51
D	582,699,609	$44.95
	$2,861,748,733

Schedule of Liquidation Preferences of Preferred Shares

The following presents the liquidation preferences of our preferred shares by series as of December 31, 2024:

As of December 31, 2024
Series	Outstanding Shares	Original Issue Price	Liquidation Multiplier	Liquidation Preference
A-1	15,181,000	$0.45	1.2	$8,197,740
A-2	14,244,000	$0.91	1.0	12,962,040
A-3	2,828,899	$0.97	1.0	2,744,032
B-1	13,111,999	$2.29	1.0	30,026,478
B-2	9,090,900	$3.85	1.0	34,999,965
B-3	2,100,000	$5.00	1.0	10,500,000
C	13,684,800	$8.41	1.0	115,089,168
D	12,963,577	$33.14	1.0	429,612,942
Aggregate liquidation preference				$644,132,365